Not FDIC Insured May Lose Value No Bank Guarantee
MS-Q1PH

Schedules of Investments
(unaudited)
Franklin Mutual Beacon Fund 2
Franklin Mutual Financial Services Fund 5
Franklin Mutual Global Discovery Fund 8
Franklin Mutual International Value Fund 13
Franklin Mutual Quest Fund 16
Franklin Mutual Shares Fund 23
Notes to Schedules of Investments 28

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2024
Franklin Mutual Beacon Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Aerospace & Defense 3.2%
Airbus SE ........................................... France 578,913 $ 106,647,506
Air Freight & Logistics 2.9%
United Parcel Service, Inc. , B ............................ United States 642,874 95,550,362
Automobiles 1.8%
General Motors Co. .................................... United States 1,300,248 58,966,247
Banks 9.7%
BNP Paribas SA ...................................... France 1,215,677 86,545,985
DBS Group Holdings Ltd. ............................... Singapore 3,788,035 101,094,393
JPMorgan Chase & Co. ................................. United States 671,786 134,558,736
322,199,114
Beverages 3.3%
Heineken NV ........................................ Netherlands 1,144,733 110,355,888
Building Products 3.5%
Johnson Controls International plc ......................... United States 1,775,071 115,947,638
Capital Markets 3.0%
BlackRock, Inc. ....................................... United States 120,382 100,362,473
Consumer Staples Distribution & Retail 2.6%
Seven & i Holdings Co. Ltd. .............................. Japan 5,850,099 85,264,746
Diversified Telecommunication Services 2.5%
Deutsche Telekom AG .................................. Germany 3,436,634 83,418,732
Energy Equipment & Services 2.2%
Schlumberger NV ..................................... United States 1,354,596 74,245,407
Entertainment 4.0%
Walt Disney Co. (The) .................................. United States 1,079,974 132,145,619
Financial Services 3.1%
Global Payments, Inc. .................................. United States 770,186 102,943,061
Health Care Equipment & Supplies 3.8%
Medtronic plc ........................................ United States 1,458,744 127,129,539
Health Care Providers & Services 2.5%
Elevance Health, Inc. .................................. United States 158,483 82,179,775
Household Products 3.0%
Reckitt Benckiser Group plc ............................. United Kingdom 1,740,295 99,197,730
Insurance 5.8%
Hartford Financial Services Group, Inc. (The) ................ United States 1,056,663 108,889,122
Progressive Corp. (The) ................................ United States 413,383 85,495,872
194,384,994
Machinery 3.2%
Parker-Hannifin Corp. .................................. United States 189,281 105,200,487
Media 1.8%
a
Charter Communications, Inc. , A .......................... United States 211,351 61,424,941
Metals & Mining 1.7%
Rio Tinto plc ......................................... Australia 916,251 57,925,292
Oil, Gas & Consumable Fuels 5.5%
Chevron Corp. ....................................... United States 401,246 63,292,544

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 38 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Shell plc ............................................ Netherlands 3,589,050 $ 119,073,454
182,365,998
Personal Care Products 3.2%
Haleon plc .......................................... United States 25,785,952 108,054,677
Pharmaceuticals 11.9%
GSK plc ............................................ United States 4,592,268 98,590,011
Merck & Co., Inc. ..................................... United States 770,643 101,686,344
Novartis AG , ADR ..................................... Switzerland 1,022,220 98,879,340
b
Roche Holding AG .................................... United States 386,073 98,577,255
397,732,950
Retail REITs 2.0%
Brixmor Property Group, Inc. ............................. United States 2,807,885 65,844,903
Software 2.1%
Gen Digital, Inc. ...................................... United States 3,174,212 71,102,349
Technology Hardware, Storage & Peripherals 3.5%
Samsung Electronics Co. Ltd. ............................ South Korea 1,946,367 116,673,253
Textiles, Apparel & Luxury Goods 2.8%
Cie Financiere Richemont SA ............................ Switzerland 615,424 93,697,596
Trading Companies & Distributors 3.9%
Ferguson plc ......................................... United States 590,505 128,984,007
Total Common Stocks (Cost $ 2,497,670,151 ) ....................................
3,279,945,284
Companies in Liquidation 0.0%
a,c,d
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 5,229,000 —
Total Companies in Liquidation (Cost $ – ) ......................................
—
Total Long Term Investments (Cost $ 2,497,670,151 ) .............................
3,279,945,284
a
Short Term Investments 0.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.7%
e
FHLB , 4/01/24 ....................................... United States 24,500,000 24,485,926
Total U.S. Government and Agency Securities (Cost $ 24,500,000 ) .................
24,485,926
Total Short Term Investments (Cost $ 24,500,000 ) ................................
24,485,926
a
Total Investments (Cost $ 2,522,170,151 ) 99.2% ..................................
$3,304,431,210
Other Assets, less Liabilities 0.8% .............................................
26,233,857
Net Assets 100.0% ...........................................................
$3,330,665,067
a a a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security purchased on a delayed delivery basis.
c
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
d
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
e
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2024
Franklin Mutual Financial Services Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.9%
Banks 39.0%
a,b
AB&T Financial Corp. .................................. United States 226,100 $ 157,366
Bank of America Corp. ................................. United States 281,772 10,684,794
c
BAWAG Group AG , 144A , Reg S .......................... Austria 77,389 4,897,837
d
BNP Paribas SA ...................................... France 203,710 14,502,440
CaixaBank SA ........................................ Spain 1,687,020 8,186,019
Citizens Financial Group, Inc. ............................ United States 312,909 11,355,468
Columbia Banking System, Inc. ........................... United States 366,294 7,087,789
DBS Group Holdings Ltd. ............................... Singapore 147,729 3,942,565
ING Groep NV ....................................... Netherlands 727,182 11,971,252
JPMorgan Chase & Co. ................................. United States 88,808 17,788,242
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 805,514 8,194,840
PNC Financial Services Group, Inc. (The) ................... United States 94,766 15,314,186
UniCredit SpA ........................................ Italy 463,323 17,595,868
Wells Fargo & Co. ..................................... United States 249,747 14,475,336
146,154,002
Capital Markets 7.3%
BlackRock, Inc. ....................................... United States 16,565 13,810,240
Deutsche Bank AG .................................... Germany 855,644 13,475,989
27,286,229
Consumer Finance 3.8%
Capital One Financial Corp. ............................. United States 95,804 14,264,258
Financial Services 10.4%
a
Fiserv, Inc. .......................................... United States 79,647 12,729,183
Global Payments, Inc. .................................. United States 87,569 11,704,473
Voya Financial, Inc. .................................... United States 194,127 14,349,868
38,783,524
Insurance 26.1%
ASR Nederland NV .................................... Netherlands 325,696 15,961,543
Conduit Holdings Ltd. .................................. United States 340,286 2,224,592
Everest Group Ltd. .................................... United States 40,822 16,226,745
Hartford Financial Services Group, Inc. (The) ................ United States 145,832 15,027,988
International General Insurance Holdings Ltd. ................ Jordan 561,364 7,600,869
MetLife, Inc. ......................................... United States 125,861 9,327,559
NN Group NV ........................................ Netherlands 326,430 15,068,969
Progressive Corp. (The) ................................ United States 44,764 9,258,090
d
Prudential plc ........................................ Hong Kong 766,873 7,191,610
97,887,965
Professional Services 1.8%
SS&C Technologies Holdings, Inc. ......................... United States 103,672 6,673,367
Real Estate Management & Development 2.3%
a
CBRE Group, Inc. , A ................................... United States 42,882 4,169,846
Savills plc ........................................... United Kingdom 326,879 4,397,651
8,567,497
Trading Companies & Distributors 3.2%
a
AerCap Holdings NV ................................... Ireland 140,018 12,168,964
Total Common Stocks (Cost $ 237,528,208 ) .....................................
351,785,806

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2024, the Fund had the following futures contracts outstanding.
At March 31, 2024 , the Fund had the following forward exchange contracts outstanding.
Short Term Investments 8.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 8.5%
e
FHLB , 4/01/24 ....................................... United States 31,500,000 $ 31,481,905
e
U.S. Treasury Bills , 5/30/24 .............................. United States 500,000 495,692
Total U.S. Government and Agency Securities (Cost $ 31,995,751 ) .................
31,977,597
Total Short Term Investments (Cost $ 31,995,751 ) ................................
31,977,597
a
Total Investments (Cost $ 269,523,959 ) 102.4% ..................................
$383,763,403
Other Assets, less Liabilities (2.4) % ...........................................
(9,288,526)
Net Assets 100.0% ...........................................................
$374,474,877
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 4 regarding holdings of 5% voting securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the value of this security was
$4,897,837, representing 1.3% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis.
e
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 62 $ 8,386,662 6/17/24 $ 122,857
Foreign Exchange GBP/USD ................... Short 42 3,314,588 6/17/24 62,109
Total Futures Contracts ...................................................................... $184,966
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 1,037,480 1,316,680 4/11/24 $ 641 $ (7,906)
British Pound ...... BOFA Sell 5,160,464 6,534,283 4/11/24 21,202 —
British Pound ...... HSBK Buy 587,684 742,503 4/11/24 — (781)
British Pound ...... UBSW Buy 1,882,242 2,388,193 4/11/24 3,007 (15,600)
British Pound ...... WFLA Buy 1,653,058 2,103,939 4/11/24 81 (17,676)
Euro ............. HSBK Sell 400,000 437,420 4/11/24 5,744 —

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 38 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. UBSW Sell 3,060,099 3,318,597 4/11/24 $ 16,762 $ (588)
Euro ............. WFLA Sell 29,073,669 31,912,829 4/11/24 536,861 —
Japanese Yen ...... BOFA Sell 1,140,871,410 7,668,164 4/11/24 121,743 —
Japanese Yen ...... UBSW Sell 29,689,260 200,002 4/11/24 3,620 —
Japanese Yen ...... WFLA Sell 40,404,774 270,172 4/11/24 2,910 —
Total Forward Exchange Contracts ................................................... $712,571 $(42,551)
Net unrealized appreciation (depreciation) ............................................ $670,020
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2024
Franklin Mutual Global Discovery Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.6%
Aerospace & Defense 1.6%
Airbus SE ........................................... France 814,052 $ 149,964,875
Air Freight & Logistics 2.0%
United Parcel Service, Inc. , B ............................ United States 1,265,514 188,093,346
Automobile Components 1.8%
Denso Corp. ......................................... Japan 8,724,753 167,082,584
Automobiles 2.1%
General Motors Co. .................................... United States 4,269,406 193,617,562
Banks 6.7%
BNP Paribas SA ...................................... France 2,777,875 197,761,352
DBS Group Holdings Ltd. ............................... Singapore 6,214,414 165,849,158
JPMorgan Chase & Co. ................................. United States 778,344 155,902,303
PNC Financial Services Group, Inc. (The) ................... United States 693,537 112,075,579
631,588,392
Building Products 2.0%
Johnson Controls International plc ......................... United States 2,940,163 192,051,447
Capital Markets 1.6%
BlackRock, Inc. ....................................... United States 184,936 154,181,143
Chemicals 1.6%
a,b
Covestro AG , 144A , Reg S .............................. Germany 2,661,508 145,577,620
Consumer Finance 1.8%
Capital One Financial Corp. ............................. United States 1,134,849 168,967,668
Consumer Staples Distribution & Retail 2.1%
Seven & i Holdings Co. Ltd. .............................. Japan 13,287,564 193,665,232
Diversified Telecommunication Services 2.1%
Deutsche Telekom AG .................................. Germany 8,134,404 197,449,501
Electrical Equipment 1.7%
Mitsubishi Electric Corp. ................................ Japan 9,640,259 161,357,144
Energy Equipment & Services 1.9%
Schlumberger NV ..................................... United States 3,281,483 179,858,083
Entertainment 2.0%
Walt Disney Co. (The) .................................. United States 1,545,310 189,084,132
Financial Services 5.5%
a
Fiserv, Inc. .......................................... United States 931,335 148,845,960
Global Payments, Inc. .................................. United States 1,512,083 202,105,014
Voya Financial, Inc. .................................... United States 2,289,761 169,259,133
520,210,107
Food Products 3.4%
Danone SA .......................................... France 2,192,566 141,731,517
Kraft Heinz Co. (The) .................................. United States 4,796,388 176,986,717
318,718,234
Health Care Equipment & Supplies 2.2%
Medtronic plc ........................................ United States 2,345,804 204,436,819
Health Care Providers & Services 7.2%
CVS Health Corp. ..................................... United States 2,631,984 209,927,044
Elevance Health, Inc. .................................. United States 331,985 172,147,502

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Fresenius SE & Co. KGaA ............................... Germany 4,797,473 $ 129,366,571
Humana, Inc. ........................................ United States 476,411 165,181,222
676,622,339
Household Durables 1.5%
DR Horton, Inc. ....................................... United States 859,985 141,510,532
Household Products 1.5%
Reckitt Benckiser Group plc ............................. United Kingdom 2,474,941 141,072,938
Industrial Conglomerates 1.7%
Siemens AG ......................................... Germany 836,432 159,699,981
Insurance 5.0%
Everest Group Ltd. .................................... United States 494,841 196,699,298
NN Group NV ........................................ Netherlands 4,023,742 185,747,764
c
Prudential plc ........................................ Hong Kong 9,438,661 88,514,224
470,961,286
Interactive Media & Services 1.6%
Tencent Holdings Ltd. .................................. China 3,786,895 147,500,290
IT Services 1.3%
Capgemini SE ........................................ France 538,651 123,943,670
Media 1.8%
a
Charter Communications, Inc. , A .......................... United States 588,886 171,147,938
Metals & Mining 1.4%
Rio Tinto plc ......................................... Australia 2,095,517 132,478,364
Oil, Gas & Consumable Fuels 6.7%
BP plc .............................................. United Kingdom 29,325,486 183,956,792
Hess Corp. .......................................... United States 316,119 48,252,404
Shell plc ............................................ Netherlands 7,097,279 235,465,520
Williams Cos., Inc. (The) ................................ United States 4,220,869 164,487,265
632,161,981
Personal Care Products 3.4%
Haleon plc .......................................... United States 40,164,536 168,307,377
Kenvue, Inc. ......................................... United States 7,033,308 150,934,790
319,242,167
Pharmaceuticals 7.1%
GSK plc ............................................ United States 8,236,816 176,833,708
Merck & Co., Inc. ..................................... United States 1,253,840 165,444,188
Novartis AG , ADR ..................................... Switzerland 1,762,554 170,491,848
Roche Holding AG .................................... United States 594,108 151,695,497
664,465,241
Real Estate Management & Development 1.7%
a
CBRE Group, Inc. , A ................................... United States 1,668,427 162,237,841
Semiconductors & Semiconductor Equipment 1.3%
Renesas Electronics Corp. .............................. Japan 6,972,247 124,241,829
Technology Hardware, Storage & Peripherals 1.9%
Samsung Electronics Co. Ltd. ............................ South Korea 3,043,126 182,417,504
Textiles, Apparel & Luxury Goods 2.3%
a
Capri Holdings Ltd. .................................... United States 1,479,087 67,002,641

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
Cie Financiere Richemont SA ............................ Switzerland 957,339 $ 145,753,761
212,756,402
Tobacco 1.7%
British American Tobacco plc ............................. United Kingdom 5,092,568 154,552,767
Trading Companies & Distributors 3.4%
a
AerCap Holdings NV ................................... Ireland 2,116,108 183,910,946
Ferguson plc ......................................... United States 622,969 136,075,119
319,986,065
Total Common Stocks (Cost $ 6,572,637,596 ) ....................................
8,892,903,024
Principal
Amount
*
Corporate Bonds 0.9%
Media 0.3%
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 ..............
United States 28,912,000 27,725,726
Pharmaceuticals 0.5%
b
Bausch Health Americas, Inc. ,
Senior Note , 144A, 9.25% , 4/01/26 ...................... United States 33,966,000 31,965,742
Senior Note , 144A, 8.5% , 1/31/27 ....................... United States 15,606,000 9,188,156
b
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 1,290,000 1,232,718
42,386,616
Professional Services 0.1%
b
CoreLogic, Inc. , Senior Secured Note , 144A, 4.5% , 5/01/28 ...... United States 12,662,000 11,367,345
Total Corporate Bonds (Cost $ 88,932,496 ) ......................................
81,479,687
Senior Floating Rate Interests 1.8%
Commercial Services & Supplies 0.9%
d
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A , 10.173% , ( 3-month SOFR +
4.75% ), 10/11/28 .................................... United States 48,444,918 44,500,290
First Lien, Dollar CME Term Loan, B , 10.423% , ( 3-month SOFR +
5% ), 4/11/29 ....................................... United States 45,353,719 41,921,123
86,421,413
a a a a a a
Professional Services 0.4%
d
CoreLogic, Inc. , First Lien, Initial CME Term Loan , 8.945% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................... United States 40,454,969 39,655,376
Specialty Retail 0.5%
d
Michaels Cos., Inc. (The) , CME Term Loan, B , 9.821% , ( 3-month
SOFR + 4.25% ), 4/15/28 .............................. United States 52,292,665 47,051,633
Total Senior Floating Rate Interests (Cost $ 167,185,946 ) .........................
173,128,422
Shares
a
Companies in Liquidation 0.0%
a,e,f
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 30,996,000 —
Total Companies in Liquidation (Cost $ – ) ......................................
—
Total Long Term Investments (Cost $ 6,828,756,038 ) .............................
9,147,511,133
a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2024, the Fund had the following futures contracts outstanding.
At March 31, 2024 , the Fund had the following forward exchange contracts outstanding.
Short Term Investments 2.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.2%
g
FHLB , 4/01/24 ....................................... United States 196,900,000 $ 196,786,893
g
U.S. Treasury Bills , 6/13/24 .............................. United States 10,000,000 9,894,342
Total U.S. Government and Agency Securities (Cost $ 206,797,014 ) ................
206,681,235
Total Short Term Investments (Cost $ 206,797,014 ) ...............................
206,681,235
a
Total Investments (Cost $ 7,035,553,052 ) 99.5% ..................................
$9,354,192,368
Other Assets, less Liabilities 0.5% .............................................
43,967,648
Net Assets 100.0% ...........................................................
$9,398,160,016
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $199,331,581, representing 2.1% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
f
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 1,915 $ 259,039,656 6/17/24 $ 3,810,082
Foreign Exchange GBP/USD ................... Short 319 25,175,081 6/17/24 471,731
Total Futures Contracts ...................................................................... $4,281,813
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
South Korean Won .. HSBK Sell 85,477,703,646 65,459,239 5/07/24 $ 2,010,423 $ —
South Korean Won .. UBSW Sell 81,361,131,541 62,381,546 5/07/24 1,988,399 —
Japanese Yen ...... BOFA Sell 26,986,308,770 182,480,917 5/20/24 2,859,587 —

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 38 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... UBSW Sell 808,202,523 5,476,948 5/20/24 $ 97,538 $ —
Japanese Yen ...... WFLA Sell 23,011,192,656 155,567,750 5/20/24 2,404,860 —
Euro ............. BOFA Buy 754,557 813,465 7/11/24 3,956 —
Euro ............. BOFA Sell 59,259,082 65,327,212 7/11/24 1,131,062 —
Euro ............. HSBK Buy 12,130,000 13,211,831 7/11/24 — (71,241)
Euro ............. UBSW Buy 2,900,000 3,148,054 7/11/24 — (6,446)
Euro ............. WFLA Sell 61,932,904 68,281,646 7/11/24 1,188,909 —
British Pound ...... BOFA Sell 15,056,081 19,063,408 7/18/24 50,605 —
Total Forward Exchange Contracts ................................................... $11,735,339 $(77,687)
Net unrealized appreciation (depreciation) ............................................ $11,657,652
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2024
Franklin Mutual International Value Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Aerospace & Defense 3.5%
Airbus SE ........................................... France 82,940 $ 15,279,229
Babcock International Group plc .......................... United Kingdom 1,954,742 12,827,224
28,106,453
Automobile Components 3.9%
Cie Generale des Etablissements Michelin SCA .............. France 243,674 9,337,976
Denso Corp. ......................................... Japan 1,156,653 22,150,378
31,488,354
Banks 12.8%
BNP Paribas SA ...................................... France 389,540 27,731,974
DBS Group Holdings Ltd. ............................... Singapore 947,318 25,281,852
ING Groep NV ....................................... Netherlands 1,084,379 17,851,617
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 1,947,474 19,812,491
UniCredit SpA ........................................ Italy 348,142 13,221,577
103,899,511
Beverages 3.5%
Coca-Cola HBC AG ................................... Italy 384,103 12,136,803
Heineken NV ........................................ Netherlands 165,632 15,967,450
28,104,253
Capital Markets 2.9%
Deutsche Bank AG .................................... Germany 1,511,298 23,802,230
Chemicals 2.7%
a,b
Covestro AG , 144A , Reg S .............................. Germany 282,012 15,425,329
DSM-Firmenich AG .................................... Switzerland 56,506 6,426,245
21,851,574
Consumer Staples Distribution & Retail 3.2%
Seven & i Holdings Co. Ltd. .............................. Japan 1,762,503 25,688,347
Diversified Telecommunication Services 7.1%
Deutsche Telekom AG .................................. Germany 825,616 20,040,493
Hellenic Telecommunications Organization SA ................ Greece 538,318 7,938,681
Koninklijke KPN NV ................................... Netherlands 5,322,950 19,909,079
Nippon Telegraph & Telephone Corp. ...................... Japan 8,233,393 9,806,174
57,694,427
Electrical Equipment 1.6%
Mitsubishi Electric Corp. ................................ Japan 780,282 13,060,238
Electronic Equipment, Instruments & Components 1.8%
Murata Manufacturing Co. Ltd. ........................... Japan 788,098 14,738,362
Energy Equipment & Services 2.2%
Schlumberger NV ..................................... United States 328,706 18,016,376
Food Products 1.1%
Danone SA .......................................... France 134,625 8,702,409
Health Care Equipment & Supplies 2.5%
Olympus Corp. ....................................... Japan 1,405,336 20,233,135
Household Durables 1.7%
Sony Group Corp. ..................................... Japan 158,570 13,596,595
Household Products 1.7%
Reckitt Benckiser Group plc ............................. United Kingdom 241,134 13,744,765

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 2.4%
Siemens AG ......................................... Germany 103,326 $ 19,728,035
Insurance 6.1%
ASR Nederland NV .................................... Netherlands 298,741 14,640,547
NN Group NV ........................................ Netherlands 471,995 21,788,677
c
Prudential plc ........................................ Hong Kong 1,399,892 13,127,959
49,557,183
Interactive Media & Services 1.8%
Tencent Holdings Ltd. .................................. China 381,190 14,847,424
IT Services 1.6%
Capgemini SE ........................................ France 57,171 13,155,055
Metals & Mining 4.6%
Norsk Hydro ASA ..................................... Norway 2,519,405 13,842,552
Rio Tinto plc ......................................... Australia 366,146 23,147,711
36,990,263
Multi-Utilities 2.0%
National Grid plc ...................................... United Kingdom 1,172,148 15,792,283
Oil, Gas & Consumable Fuels 7.8%
BP plc .............................................. United Kingdom 4,699,256 29,478,115
Shell plc ............................................ Netherlands 1,016,994 33,740,680
63,218,795
Personal Care Products 2.0%
Haleon plc .......................................... United States 3,802,736 15,935,165
Pharmaceuticals 8.0%
GSK plc ............................................ United States 986,936 21,188,230
Novartis AG ......................................... Switzerland 245,732 23,802,538
Roche Holding AG .................................... United States 77,180 19,706,616
64,697,384
Semiconductors & Semiconductor Equipment 1.8%
Renesas Electronics Corp. .............................. Japan 836,825 14,911,788
Technology Hardware, Storage & Peripherals 3.1%
Samsung Electronics Co. Ltd. ............................ South Korea 418,234 25,070,668
Textiles, Apparel & Luxury Goods 2.3%
Cie Financiere Richemont SA ............................ Switzerland 120,350 18,323,149
Trading Companies & Distributors 2.5%
a
AerCap Holdings NV ................................... Ireland 227,460 19,768,549
Total Common Stocks (Cost $ 646,004,117 ) .....................................
794,722,770

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 38 .
Short Term Investments 1.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.7%
d
FHLB , 4/01/24 ....................................... United States 13,600,000 $ 13,592,188
Total U.S. Government and Agency Securities (Cost $ 13,600,000 ) .................
13,592,188
Total Short Term Investments (Cost $ 13,600,000 ) ................................
13,592,188
a
Total Investments (Cost $ 659,604,117 ) 99.9% ...................................
$808,314,958
Other Assets, less Liabilities 0.1% .............................................
1,122,778
Net Assets 100.0% ...........................................................
$809,437,736
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the value of this security was
$15,425,329, representing 1.9% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2024
Franklin Mutual Quest Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 79.0%
Air Freight & Logistics 1.5%
United Parcel Service, Inc. , B ............................ United States 278,028 $ 41,323,302
Automobile Components 1.8%
Denso Corp. ......................................... Japan 1,567,059 30,009,820
Lear Corp. .......................................... United States 127,356 18,451,337
48,461,157
Automobiles 1.0%
a,b
General Motors Co. .................................... United States 618,316 28,040,631
Banks 5.5%
BNP Paribas SA ...................................... France 535,343 38,111,922
Citizens Financial Group, Inc. ............................ United States 305,216 11,076,289
JPMorgan Chase & Co. ................................. United States 109,468 21,926,440
PNC Financial Services Group, Inc. (The) ................... United States 234,961 37,969,698
Wells Fargo & Co. ..................................... United States 717,023 41,558,653
150,643,002
Beverages 1.3%
Heineken NV ........................................ Netherlands 371,365 35,800,762
Building Products 1.2%
Johnson Controls International plc ......................... United States 513,707 33,555,341
Chemicals 2.5%
Avient Corp. ......................................... United States 878,789 38,139,443
c,d
Covestro AG , 144A , Reg S .............................. Germany 561,717 30,724,470
68,863,913
Communications Equipment 1.5%
c,e,f,g
Inclusive Language Services LLC, Membership Interests , B ...... United States 106,532 41,197,041
Construction & Engineering 1.0%
c
WillScot Mobile Mini Holdings Corp. ....................... United States 601,929 27,989,699
Consumer Staples Distribution & Retail 1.3%
Seven & i Holdings Co. Ltd. .............................. Japan 2,319,525 33,806,900
Containers & Packaging 1.0%
International Paper Co. ................................. United States 699,139 27,280,404
Diversified Telecommunication Services 2.2%
Deutsche Telekom AG .................................. Germany 1,583,366 38,433,649
c,e,f
Windstream Holdings, Inc. ............................... United States 1,714,983 21,395,684
59,829,333
Electric Utilities 2.8%
Entergy Corp. ........................................ United States 350,047 36,992,967
PPL Corp. ........................................... United States 1,400,550 38,557,141
75,550,108
Energy Equipment & Services 3.1%
Baker Hughes Co. , A ................................... United States 1,165,588 39,047,198
Schlumberger NV ..................................... United States 844,415 46,282,386
85,329,584
Entertainment 1.9%
Walt Disney Co. (The) .................................. United States 424,385 51,927,749

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 2.9%
Global Payments, Inc. .................................. United States 372,987 $ 49,853,442
Voya Financial, Inc. .................................... United States 385,750 28,514,640
78,368,082
Food Products 1.1%
Danone SA .......................................... France 467,338 30,209,592
Health Care Equipment & Supplies 1.6%
Medtronic plc ........................................ United States 502,815 43,820,327
Health Care Providers & Services 6.5%
CVS Health Corp. ..................................... United States 775,927 61,887,937
Elevance Health, Inc. .................................. United States 117,113 60,727,775
Fresenius SE & Co. KGaA ............................... Germany 718,432 19,372,925
b
Humana, Inc. ........................................ United States 99,536 34,511,122
176,499,759
Household Products 1.7%
Reckitt Benckiser Group plc ............................. United Kingdom 785,084 44,750,201
Independent Power and Renewable Electricity Producers 0.9%
AES Corp. (The) ...................................... United States 1,419,466 25,451,025
Insurance 8.6%
ASR Nederland NV .................................... Netherlands 832,528 40,800,108
Everest Group Ltd. .................................... United States 142,617 56,690,258
Hartford Financial Services Group, Inc. (The) ................ United States 334,355 34,455,283
NN Group NV ........................................ Netherlands 585,318 27,020,000
Progressive Corp. (The) ................................ United States 182,709 37,787,875
h
Prudential plc ........................................ Hong Kong 4,012,290 37,626,601
234,380,125
Media 1.7%
c
Charter Communications, Inc. , A .......................... United States 146,439 42,559,567
c
Clear Channel Outdoor Holdings, Inc. ...................... United States 2,811,402 4,638,813
e,f
Tenerity, Inc. ......................................... United States 1 38
47,198,418
Metals & Mining 2.9%
Rio Tinto plc ......................................... Australia 599,412 37,894,763
United States Steel Corp. ............................... United States 1,013,551 41,332,610
79,227,373
Oil, Gas & Consumable Fuels 3.8%
BP plc .............................................. United Kingdom 7,833,669 49,140,076
Hess Corp. .......................................... United States 95,708 14,608,869
Williams Cos., Inc. (The) ................................ United States 981,679 38,256,031
102,004,976
Personal Care Products 2.4%
Haleon plc .......................................... United States 7,698,666 32,260,855
Kenvue, Inc. ......................................... United States 1,524,029 32,705,663
64,966,518
Pharmaceuticals 5.5%
GSK plc ............................................ United States 1,800,971 38,664,501
Merck & Co., Inc. ..................................... United States 294,336 38,837,635
Novartis AG , ADR ..................................... Switzerland 356,884 34,521,389

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Roche Holding AG .................................... United States 147,580 $ 37,682,074
149,705,599
Professional Services 1.6%
SS&C Technologies Holdings, Inc. ......................... United States 687,482 44,253,216
Real Estate Management & Development 0.7%
Savills plc ........................................... United Kingdom 1,380,703 18,575,223
Semiconductors & Semiconductor Equipment 0.5%
Renesas Electronics Corp. .............................. Japan 811,246 14,455,983
Software 0.6%
Oracle Corp. ......................................... United States 127,336 15,994,675
Technology Hardware, Storage & Peripherals 0.5%
Samsung Electronics Co. Ltd. ............................ South Korea 241,372 14,468,832
Textiles, Apparel & Luxury Goods 1.8%
c
Capri Holdings Ltd. .................................... United States 597,351 27,060,001
Cie Financiere Richemont SA ............................ Switzerland 138,386 21,069,109
48,129,110
Tobacco 2.5%
British American Tobacco plc ............................. United Kingdom 2,207,491 66,994,460
Trading Companies & Distributors 1.5%
c
AerCap Holdings NV ................................... Ireland 469,533 40,807,113
Wireless Telecommunication Services 0.1%
c
Intelsat SA .......................................... Luxembourg 106,029 2,849,529
Total Common Stocks (Cost $ 1,852,170,439 ) ....................................
2,152,709,062
Warrants
Warrants 0.0%
†
Media 0.0%
†
c,e,f
Tenerity, Inc. , 4/10/24 .................................. United States 48,380 390,430
Wireless Telecommunication Services 0.0%
†
c
Intelsat Emergence SA , 2/17/27 .......................... Luxembourg 323,376 432,697
432,697
Total Warrants (Cost $ 8,327,945 ) ..............................................
823,127
Principal
Amount
*
Convertible Bonds 0.2%
Media 0.2%
DISH Network Corp. ,
Senior Bond , 3.375% , 8/15/26 .......................... United States 3,420,000 2,146,050
Senior Note , Zero Cpn., 12/15/25 ....................... United States 3,975,000 2,921,625
5,067,675
Total Convertible Bonds (Cost $ 4,400,210 ) .....................................
5,067,675
Corporate Bonds 5.1%
Communications Equipment 0.1%
d
CommScope Technologies LLC , Senior Bond , 144A, 5% , 3/15/27 . United States 5,000,000 1,943,700

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs 0.5%
d
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC , Senior
Note , 144A, 6% , 1/15/30 .............................. United States 2,000,000 $ 1,493,268
d
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC ,
Senior Note , 144A, 6.5% , 2/15/29 ....................... United States 5,000,000 3,879,557
Senior Secured Note , 144A, 10.5% , 2/15/28 ............... United States 8,000,000 8,301,347
13,674,172
Media 2.0%
d
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.5% ,
6/01/29 ........................................... United States 13,500,000 11,176,870
DISH DBS Corp. ,
Senior Note , 5.875% , 11/15/24 ......................... United States 35,000,000 33,563,933
Senior Note , 5.125% , 6/01/29 .......................... United States 18,000,000 7,522,621
d
DISH Network Corp. , Senior Secured Note , 144A, 11.75% , 11/15/27 United States 2,000,000 2,043,822
54,307,246
Passenger Airlines 0.0%
†
d
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 United States 325,000 343,552
Pharmaceuticals 0.9%
d
Bausch Health Americas, Inc. ,
Senior Note , 144A, 9.25% , 4/01/26 ...................... United States 5,459,000 5,137,520
Senior Note , 144A, 8.5% , 1/31/27 ....................... United States 10,481,000 6,170,772
d
Bausch Health Cos., Inc. , Senior Bond , 144A, 7.25% , 5/30/29 .... United States 30,000,000 13,015,229
24,323,521
Professional Services 0.5%
d
CoreLogic, Inc. , Senior Secured Note , 144A, 4.5% , 5/01/28 ...... United States 16,200,000 14,543,594
Specialty Retail 1.1%
d
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 ... United States 28,000,000 21,033,412
d
Staples, Inc. , Senior Note , 144A, 10.75% , 4/15/27 ............. United States 10,226,000 9,729,622
30,763,034
Total Corporate Bonds (Cost $ 147,102,107 ) .....................................
139,898,819
Senior Floating Rate Interests 11.6%
Aerospace & Defense 0.5%
h
TransDigm, Inc. ,
i
CME Term Loan , TBD, 8/24/28 .......................... United States 8,000,000 8,036,280
j
Retired CME Term Loan, I , 8.598% , ( 3-month SOFR + 3.25% ),
8/24/28 ........................................... United States 5,000,000 5,022,675
13,058,955
a a a a a a
Commercial Services & Supplies 2.3%
j
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A , 10.173% , ( 3-month SOFR +
4.75% ), 10/11/28 .................................... United States 48,371,882 44,433,201
First Lien, Dollar CME Term Loan, B , 10.423% , ( 3-month SOFR +
5% ), 4/11/29 ....................................... United States 19,899,749 18,393,637
62,826,838
a a a a a a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Communications Equipment 5.0%
h ,j
CommScope, Inc. , Initial CME Term Loan , 8.695% , ( 1-month SOFR
+ 3.25% ), 4/06/26 ................................... United States 9,973,890 $ 9,076,240
e ,f ,g ,k
Sorenson Communications LLC ,
Term Loan, A , PIK, 10% , 4/01/30 ........................ United States 27,328,012 28,475,762
Term Loan, B , PIK, 8% , 4/01/30 ......................... United States 108,658,668 97,657,683
135,209,685
a a a a a a
Financial Services 0.6%
j
Travelport Finance Luxembourg SARL , CME Term Loan , 13.61% ,
( 3-month SOFR + 7% ), 9/29/28 ......................... Luxembourg 17,625,715 16,504,367
Media 0.0%
†
j ,l
Loyalty Ventures, Inc. , Term Loan, B , 13.25% , ( PRIME + 5.5% ),
11/03/26 .......................................... United States 26,135,994 326,700
Passenger Airlines 0.8%
j
American Airlines, Inc. , Initial CME Term Loan , 8.775% , ( 6-month
SOFR + 3.5% ), 6/04/29 ............................... United States 22,058,824 22,155,331
Pharmaceuticals 0.1%
j
Bausch Health Cos., Inc. , Second Amendment CME Term Loan ,
10.679% , ( 1-month SOFR + 5.25% ), 2/01/27 ............... United States 3,335,931 2,619,756
Professional Services 0.3%
j
CoreLogic, Inc. , First Lien, Initial CME Term Loan , 8.945% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................... United States 7,661,069 7,509,648
Software 0.7%
j
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 12.963% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 46,841,437 20,259,156
Specialty Retail 1.3%
j
Michaels Cos., Inc. (The) , CME Term Loan, B , 9.821% , ( 3-month
SOFR + 4.25% ), 4/15/28 .............................. United States 39,770,017 35,784,067
Total Senior Floating Rate Interests (Cost $ 367,126,026 ) .........................
316,254,503
Shares
a
Companies in Liquidation 0.0%
c,e,m
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 159,828 —
c,e,m
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 7,443,000 —
Total Companies in Liquidation (Cost $ – ) ......................................
—
Total Long Term Investments (Cost $ 2,379,126,727 ) .............................
2,614,753,186
a
Short Term Investments 4.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 4.0%
n
FHLB , 4/01/24 ....................................... United States 87,800,000 87,749,564
n
U.S. Treasury Bills ,
4/02/24 ........................................... United States 10,000,000 9,998,551

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
n
U.S. Treasury Bills, (continued)
b
9/12/24 ........................................... United States 10,000,000 $ 9,767,804
19,766,355
Total U.S. Government and Agency Securities (Cost $ 107,565,487 ) ................
107,515,919
Total Short Term Investments (Cost $ 107,565,487 ) ...............................
107,515,919
a
Total Investments (Cost $ 2,486,692,214 ) 99.9% ..................................
$2,722,269,105
Options Written (0.1) % .......................................................
(2,226,310)
Other Assets, less Liabilities 0.2% .............................................
6,302,042
Net Assets 100.0% ...........................................................
$2,726,344,837
a a a
Number of
Contracts
Notional
Amount
#
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options
General Motors Co. , April Strike Price $ 40.00 , Expires 4/19/24 ... 1,000 4,535,000 (555,000)
(555,000)
Puts - Exchange-Traded
Equity Options
Humana, Inc. , April Strike Price $ 365.00 , Expires 4/19/24 ....... 249 8,633,328 (483,060)
United States Steel Corp. , April Strike Price $ 44.00 , Expires 4/19/24 1,500 6,117,000 (585,750)
United States Steel Corp. , June Strike Price $ 45.00 , Expires 6/21/24 1,000 4,078,000 (602,500)
(1,671,310)
Total Options Written (Premiums received $ 1,293,802 ) ...........................
$ (2,226,310)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
A portion or all of the security has been segregated as collateral for open forward exchange contracts and open written options contracts. At March 31, 2024, the aggregate value of these securities pledged amounted to $13,650,835, representing 0.5% of net assets.
c
Non-income producing.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $129,536,735, representing 4.8% of net assets.
e
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
f
See Note 3 regarding restricted securities.
g
See Note 4 regarding holdings of 5% voting securities.
h
A portion or all of the security purchased on a delayed delivery basis.
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
Income may be received in additional securities and/or cash.
l
Defaulted security or security for which income has been deemed uncollectible.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2024, the Fund had the following futures contracts outstanding.
At March 31, 2024 , the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 38 .
m
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
n
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 92 $ 12,444,725 6/17/24 $ 178,958
Foreign Exchange GBP/USD ................... Short 20 1,578,375 6/17/24 29,576
Total Futures Contracts ...................................................................... $208,534
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Swiss Franc ....... BOFA Buy 263,000 298,915 4/29/24 $ — $ (6,416)
Swiss Franc ....... HSBK Buy 2,581,347 2,957,310 4/29/24 — (86,431)
Swiss Franc ....... UBSW Buy 10,856,043 12,403,826 4/29/24 — (330,135)
Swiss Franc ....... UBSW Sell 2,880,000 3,337,787 4/29/24 134,757 —
Swiss Franc ....... WFLA Sell 29,467,904 34,365,063 4/29/24 1,591,945 —
South Korean Won .. HSBK Sell 13,233,219,900 10,017,578 5/07/24 194,757 —
Japanese Yen ...... BOFA Sell 2,476,601,339 16,747,055 5/20/24 262,755 —
Japanese Yen ...... WFLA Sell 2,230,171,957 15,077,134 5/20/24 233,071 —
Euro ............. BOFA Sell 20,529,013 22,631,184 7/11/24 391,832 —
Euro ............. HSBK Buy 146,111 159,810 7/11/24 — (1,526)
Euro ............. WFLA Sell 21,455,300 23,654,683 7/11/24 411,872 —
British Pound ...... BOFA Buy 20,781,000 26,517,886 7/18/24 — (275,662)
British Pound ...... BOFA Sell 49,310,266 62,434,686 7/18/24 165,736 —
British Pound ...... UBSW Buy 12,507,408 15,955,963 7/18/24 — (161,622)
Total Forward Exchange Contracts ................................................... $3,386,725 $(861,792)
Net unrealized appreciation (depreciation) ............................................ $2,524,933
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2024
Franklin Mutual Shares Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.1%
Air Freight & Logistics 2.2%
United Parcel Service, Inc. , B ............................ United States 1,089,553 $ 161,940,262
Automobiles 2.3%
General Motors Co. .................................... United States 3,738,878 169,558,117
Banks 7.4%
Bank of America Corp. ................................. United States 4,584,587 173,847,539
JPMorgan Chase & Co. ................................. United States 1,395,696 279,557,909
PNC Financial Services Group, Inc. (The) ................... United States 574,727 92,875,883
546,281,331
Building Products 2.3%
Johnson Controls International plc ......................... United States 2,614,288 170,765,292
Capital Markets 1.6%
BlackRock, Inc. ....................................... United States 145,262 121,104,929
Construction & Engineering 1.7%
a
WillScot Mobile Mini Holdings Corp. ....................... United States 2,662,735 123,817,178
Consumer Finance 2.0%
Capital One Financial Corp. ............................. United States 996,895 148,427,697
Containers & Packaging 1.7%
International Paper Co. ................................. United States 3,140,412 122,538,876
Diversified Telecommunication Services 0.4%
a,b,c
Windstream Holdings, Inc. ............................... United States 2,243,497 27,989,288
Electric Utilities 1.2%
PPL Corp. ........................................... United States 3,209,524 88,358,196
Electronic Equipment, Instruments & Components 1.3%
a
Flex Ltd. ............................................ United States 3,465,505 99,148,098
Energy Equipment & Services 2.0%
Schlumberger NV ..................................... United States 2,667,507 146,206,059
Entertainment 2.2%
Walt Disney Co. (The) .................................. United States 1,309,507 160,231,277
Financial Services 6.1%
a
Fiserv, Inc. .......................................... United States 980,095 156,638,783
Global Payments, Inc. .................................. United States 1,223,384 163,517,505
Voya Financial, Inc. .................................... United States 1,806,668 133,548,899
453,705,187
Food Products 2.3%
Kraft Heinz Co. (The) .................................. United States 4,695,705 173,271,514
Health Care Equipment & Supplies 4.1%
Baxter International, Inc. ................................ United States 2,993,103 127,925,222
Medtronic plc ........................................ United States 2,027,126 176,664,031
304,589,253
Health Care Providers & Services 5.8%
CVS Health Corp. ..................................... United States 2,349,309 187,380,886
Elevance Health, Inc. .................................. United States 241,970 125,471,123
Humana, Inc. ........................................ United States 330,522 114,598,588
427,450,597

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 1.8%
DR Horton, Inc. ....................................... United States 825,737 $ 135,875,023
Insurance 3.6%
Everest Group Ltd. .................................... United States 356,787 141,822,833
Progressive Corp. (The) ................................ United States 591,849 122,406,210
264,229,043
Machinery 2.9%
Dover Corp. ......................................... United States 675,734 119,733,307
Parker-Hannifin Corp. .................................. United States 168,282 93,529,453
213,262,760
Media 3.1%
a
Charter Communications, Inc. , A .......................... United States 377,249 109,639,877
Comcast Corp. , A ..................................... United States 2,838,462 123,047,328
232,687,205
Metals & Mining 1.9%
Rio Tinto plc ......................................... Australia 1,363,549 86,203,424
United States Steel Corp. ............................... United States 1,407,194 57,385,372
143,588,796
Oil, Gas & Consumable Fuels 6.7%
BP plc .............................................. United Kingdom 22,392,227 140,464,927
Chevron Corp. ....................................... United States 1,099,607 173,452,008
Hess Corp. .......................................... United States 247,708 37,810,149
Williams Cos., Inc. (The) ................................ United States 3,798,037 148,009,502
499,736,586
Personal Care Products 1.8%
Kenvue, Inc. ......................................... United States 6,289,375 134,969,988
Pharmaceuticals 6.4%
GSK plc ............................................ United States 7,485,745 160,709,192
Merck & Co., Inc. ..................................... United States 1,139,028 150,294,745
Novartis AG , ADR ..................................... Switzerland 1,712,830 165,682,046
476,685,983
Professional Services 3.2%
KBR, Inc. ........................................... United States 1,576,948 100,388,510
SS&C Technologies Holdings, Inc. ......................... United States 2,098,415 135,074,973
235,463,483
Real Estate Management & Development 2.0%
a
CBRE Group, Inc. , A ................................... United States 1,511,015 146,931,099
Retail REITs 2.1%
Brixmor Property Group, Inc. ............................. United States 6,802,750 159,524,487
Software 3.3%
Gen Digital, Inc. ...................................... United States 4,315,082 96,657,837
Oracle Corp. ......................................... United States 1,168,576 146,784,831
243,442,668
Specialized REITs 1.0%
American Tower Corp. .................................. United States 374,992 74,094,669

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 1.4%
Tapestry, Inc. ........................................ United States 2,258,027 $ 107,211,122
Tobacco 1.7%
British American Tobacco plc ............................. United Kingdom 4,117,617 124,964,281
Trading Companies & Distributors 3.4%
a
AerCap Holdings NV ................................... Ireland 1,397,931 121,494,183
Ferguson plc ......................................... United States 606,859 132,556,212
254,050,395
Wireless Telecommunication Services 1.2%
T-Mobile US, Inc. ..................................... United States 556,611 90,850,047
Total Common Stocks (Cost $ 5,088,540,755 ) ....................................
6,982,950,786
Principal
Amount
*
Corporate Bonds 0.9%
Media 0.3%
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 ..............
United States 22,418,000 21,498,178
Passenger Airlines 0.0%
†
d
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 United States 436,000 460,888
Pharmaceuticals 0.1%
d
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 12,778,000 7,523,149
Professional Services 0.1%
d
CoreLogic, Inc. , Senior Secured Note , 144A, 4.5% , 5/01/28 ...... United States 9,805,000 8,802,465
Specialty Retail 0.4%
d
Staples, Inc. , Senior Note , 144A, 10.75% , 4/15/27 ............. United States 26,551,000 25,262,193
Total Corporate Bonds (Cost $ 67,843,771 ) ......................................
63,546,873
Senior Floating Rate Interests 2.6%
Commercial Services & Supplies 0.9%
e
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A , 10.173% , ( 3-month SOFR +
4.75% ), 10/11/28 .................................... United States 37,996,026 34,902,200
First Lien, Dollar CME Term Loan, B , 10.423% , ( 3-month SOFR +
5% ), 4/11/29 ....................................... United States 35,094,331 32,438,217
67,340,417
a a a a a a
Passenger Airlines 0.4%
e
American Airlines, Inc. , Initial CME Term Loan , 8.775% , ( 6-month
SOFR + 3.5% ), 6/04/29 ............................... United States 29,595,000 29,724,478
Professional Services 0.4%
e
CoreLogic, Inc. , First Lien, Initial CME Term Loan , 8.945% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................... United States 31,166,526 30,550,520
Software 0.2%
e
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 12.963% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 40,126,436 17,354,884

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Specialty Retail 0.7%
e ,f
Michaels Cos., Inc. (The) , CME Term Loan, B , 9.821% , ( 3-month
SOFR + 4.25% ), 4/15/28 .............................. United States 55,313,871 $ 49,770,038
Total Senior Floating Rate Interests (Cost $ 211,021,722 ) .........................
194,740,337
Shares
a
Companies in Liquidation 0.0%
a,b,g
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 555,154 —
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 20,046,000 —
Total Companies in Liquidation (Cost $ – ) ......................................
—
Total Long Term Investments (Cost $ 5,367,406,248 ) .............................
7,241,237,996
a
Short Term Investments 2.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.1%
h
FHLB , 4/01/24 ....................................... United States 148,000,000 147,914,983
h
U.S. Treasury Bills ,
4/02/24 ........................................... United States 5,000,000 4,999,275
9/12/24 ........................................... United States 5,000,000 4,883,902
9,883,177
Total U.S. Government and Agency Securities (Cost $ 157,882,744 ) ................
157,798,160
Total Short Term Investments (Cost $ 157,882,744 ) ...............................
157,798,160
a
Total Investments (Cost $ 5,525,288,992 ) 99.7% ..................................
$7,399,036,156
Other Assets, less Liabilities 0.3% .............................................
17,467,242
Net Assets 100.0% ...........................................................
$7,416,503,398
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $42,048,695, representing 0.6% of net assets.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2024, the Fund had the following futures contracts outstanding.
At March 31, 2024 , the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 38 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange GBP/USD ................... Short 299 $ 23,596,706 6/17/24 $ 442,155
Total Futures Contracts ...................................................................... $442,155
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 19,038,107 24,105,290 7/18/24 $ 63,989 $ —
Total Forward Exchange Contracts ................................................... $63,989 $—
Net unrealized appreciation (depreciation) ............................................ $63,989
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds, six of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At March 31, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
106,532
Inclusive Language Services LLC, Membership
Interests, B ............................... 4/30/14 $ — $ 41,197,041
27,328,012
Sorenson Communications LLC, Term Loan, A, PIK,
10%, 4/01/30 ............................. 4/01/22 - 12/31/23 27,241,350 28,475,762
108,658,668
Sorenson Communications LLC, Term Loan, B, PIK, 8%,
4/01/30 .................................. 4/01/22 - 12/31/23 106,618,701 97,657,683
1 Tenerity, Inc. ............................... 1/31/22 204 38
48,380 Tenerity, Inc., 4/10/24 ......................... 5/11/17 6,590,959 390,430
1,714,983 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 14,021,182 21,395,684
Total Restricted Securities (Value is 6.9% of Net Assets) .............. $154,472,396 $189,116,638
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
2,243,497 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 $ 18,342,152 $ 27,989,288
Total Restricted Securities (Value is 0.4% of Net Assets) .............. $18,342,152 $27,989,288
*
In U.S. dollars unless otherwise indicated.
2. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended March 31, 2024, investments in “affiliated companies” were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held at
End
of Period
Investment
Income
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Dividends
AB&T Financial Corp ... $ 113,615 $ — $ — $ — $ 43,751 $ 157,366 226,100 $ —
Total Affiliated Securities
(Value is 0.0%
*
of Net
Assets) ............ $113,615 $— $— $— $43,751 $157,366 $—
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Inclusive Language
Services LLC, Membership
Interests, B .......... 25,234,214 — — — 15,962,827 41,197,041 106,532 —
Wayne Services Legacy,
Inc. ............... 93,178 — (268,664) 268,664 (93,178) —
a
— —
Interest
Sorenson Communications
LLC, Term Loan, A, PIK,
10%, 4/01/30 ........ 28,538,278 — — — (62,516) 28,475,762 27,328,012 754,446
Sorenson Communications
LLC, Term Loan, B, PIK,
8%, 4/01/30 ......... 96,971,368 — — — 686,315 97,657,683 108,658,668 1,757,480
Total Affiliated Securities
(Value is 6.1% of Net
Assets) ............ $150,837,038 $— $(268,664) $268,664 $16,493,448 $167,330,486 $2,511,926
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
International Automotive
Components Group Brazil
LLC ............... 213,449 — (150,618) (4,654,060) 4,591,229 —
a
— —
Wayne Services Legacy,
Inc. ............... 97,962 — (282,458) 282,458 (97,962) —
a
— —
Total Affiliated Securities
(Value is —% of Net
Assets) ............ $311,411 $— $(433,076) $(4,371,602) $4,493,267 $— $—
*
Rounds to less than 0.1% of net assets.
a
As of March 31, 2024, no longer held by the fund.

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2024, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 106,647,506 $ — $ 106,647,506
Air Freight & Logistics ................... 95,550,362 — — 95,550,362
Automobiles .......................... 58,966,247 — — 58,966,247
Banks ............................... 134,558,736 187,640,378 — 322,199,114
Beverages ........................... — 110,355,888 — 110,355,888
Building Products ...................... 115,947,638 — — 115,947,638
Capital Markets ........................ 100,362,473 — — 100,362,473
Consumer Staples Distribution & Retail ...... — 85,264,746 — 85,264,746
Diversified Telecommunication Services ..... — 83,418,732 — 83,418,732
Energy Equipment & Services ............. 74,245,407 — — 74,245,407
Entertainment ......................... 132,145,619 — — 132,145,619
Financial Services ...................... 102,943,061 — — 102,943,061
Health Care Equipment & Supplies ......... 127,129,539 — — 127,129,539
Health Care Providers & Services .......... 82,179,775 — — 82,179,775
Household Products .................... — 99,197,730 — 99,197,730
Insurance ............................ 194,384,994 — — 194,384,994
Machinery ............................ 105,200,487 — — 105,200,487
Media ............................... 61,424,941 — — 61,424,941
Metals & Mining ....................... — 57,925,292 — 57,925,292
Oil, Gas & Consumable Fuels ............. 63,292,544 119,073,454 — 182,365,998
Personal Care Products ................. — 108,054,677 — 108,054,677
Pharmaceuticals ....................... 200,565,684 197,167,266 — 397,732,950
Retail REITs .......................... 65,844,903 — — 65,844,903
Software ............................. 71,102,349 — — 71,102,349
Technology Hardware, Storage & Peripherals . — 116,673,253 — 116,673,253
Textiles, Apparel & Luxury Goods .......... — 93,697,596 — 93,697,596
Trading Companies & Distributors .......... 128,984,007 — — 128,984,007
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 24,485,926 — 24,485,926
Total Investments in Securities ........... $1,914,828,766 $1,389,602,444
b
$— $3,304,431,210

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... $ 76,705,815 $ 69,448,187 $ — $ 146,154,002
Capital Markets ........................ 13,810,240 13,475,989 — 27,286,229
Consumer Finance ..................... 14,264,258 — — 14,264,258
Financial Services ...................... 38,783,524 — — 38,783,524
Insurance ............................ 59,665,843 38,222,122 — 97,887,965
Professional Services ................... 6,673,367 — — 6,673,367
Real Estate Management & Development .... 8,567,497 — — 8,567,497
Trading Companies & Distributors .......... 12,168,964 — — 12,168,964
Short Term Investments ................... — 31,977,597 — 31,977,597
Total Investments in Securities ........... $230,639,508 $153,123,895
c
$— $383,763,403
Other Financial Instruments:
Forward exchange contracts ............... $— $712,571 $— $712,571
Futures contracts ........................ 184,966 — — 184,966
Total Other Financial Instruments ......... $184,966 $712,571 $— $897,537
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 42,551 $ — $ 42,551
Total Other Financial Instruments ......... $— $42,551 $— $42,551
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 149,964,875 — 149,964,875
Air Freight & Logistics ................... 188,093,346 — — 188,093,346
Automobile Components ................. — 167,082,584 — 167,082,584
Automobiles .......................... 193,617,562 — — 193,617,562
Banks ............................... 267,977,882 363,610,510 — 631,588,392
Building Products ...................... 192,051,447 — — 192,051,447
Capital Markets ........................ 154,181,143 — — 154,181,143
Chemicals ........................... — 145,577,620 — 145,577,620
Consumer Finance ..................... 168,967,668 — — 168,967,668
Consumer Staples Distribution & Retail ...... — 193,665,232 — 193,665,232
Diversified Telecommunication Services ..... — 197,449,501 — 197,449,501
Electrical Equipment .................... — 161,357,144 — 161,357,144
Energy Equipment & Services ............. 179,858,083 — — 179,858,083
Entertainment ......................... 189,084,132 — — 189,084,132
Financial Services ...................... 520,210,107 — — 520,210,107
Food Products ........................ 176,986,717 141,731,517 — 318,718,234
Health Care Equipment & Supplies ......... 204,436,819 — — 204,436,819
Health Care Providers & Services .......... 547,255,768 129,366,571 — 676,622,339
Household Durables .................... 141,510,532 — — 141,510,532
Household Products .................... — 141,072,938 — 141,072,938
Industrial Conglomerates ................ — 159,699,981 — 159,699,981
Insurance ............................ 196,699,298 274,261,988 — 470,961,286
Interactive Media & Services .............. — 147,500,290 — 147,500,290
IT Services ........................... — 123,943,670 — 123,943,670
Media ............................... 171,147,938 — — 171,147,938
Metals & Mining ....................... — 132,478,364 — 132,478,364
Oil, Gas & Consumable Fuels ............. 212,739,669 419,422,312 — 632,161,981
Personal Care Products ................. 150,934,790 168,307,377 — 319,242,167
Pharmaceuticals ....................... 335,936,036 328,529,205 — 664,465,241
5. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Real Estate Management & Development .... $ 162,237,841 $ — $ — $ 162,237,841
Semiconductors & Semiconductor Equipment . — 124,241,829 — 124,241,829
Technology Hardware, Storage & Peripherals . — 182,417,504 — 182,417,504
Textiles, Apparel & Luxury Goods .......... 67,002,641 145,753,761 — 212,756,402
Tobacco ............................. — 154,552,767 — 154,552,767
Trading Companies & Distributors .......... 319,986,065 — — 319,986,065
Corporate Bonds ........................ — 81,479,687 — 81,479,687
Senior Floating Rate Interests ............... — 173,128,422 — 173,128,422
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 206,681,235 — 206,681,235
Total Investments in Securities ........... $4,740,915,484 $4,613,276,884
d
$— $9,354,192,368
Other Financial Instruments:
Forward exchange contracts ............... $— $11,735,339 $— $11,735,339
Futures contracts ........................ 4,281,813 — — 4,281,813
Total Other Financial Instruments ......... $4,281,813 $11,735,339 $— $16,017,152
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 77,687 — 77,687
Total Other Financial Instruments ......... $— $77,687 $— $77,687
Franklin Mutual International Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 28,106,453 — 28,106,453
Automobile Components ................. — 31,488,354 — 31,488,354
Banks ............................... — 103,899,511 — 103,899,511
Beverages ........................... — 28,104,253 — 28,104,253
Capital Markets ........................ — 23,802,230 — 23,802,230
Chemicals ........................... — 21,851,574 — 21,851,574
Consumer Staples Distribution & Retail ...... — 25,688,347 — 25,688,347
Diversified Telecommunication Services ..... 7,938,681 49,755,746 — 57,694,427
Electrical Equipment .................... — 13,060,238 — 13,060,238
Electronic Equipment, Instruments &
Components .......................... — 14,738,362 — 14,738,362
Energy Equipment & Services ............. 18,016,376 — — 18,016,376
Food Products ........................ — 8,702,409 — 8,702,409
Health Care Equipment & Supplies ......... — 20,233,135 — 20,233,135
Household Durables .................... — 13,596,595 — 13,596,595
Household Products .................... — 13,744,765 — 13,744,765
Industrial Conglomerates ................ — 19,728,035 — 19,728,035
Insurance ............................ — 49,557,183 — 49,557,183
Interactive Media & Services .............. — 14,847,424 — 14,847,424
IT Services ........................... — 13,155,055 — 13,155,055
Metals & Mining ....................... — 36,990,263 — 36,990,263
Multi-Utilities .......................... — 15,792,283 — 15,792,283
Oil, Gas & Consumable Fuels ............. — 63,218,795 — 63,218,795
Personal Care Products ................. — 15,935,165 — 15,935,165
Pharmaceuticals ....................... — 64,697,384 — 64,697,384
Semiconductors & Semiconductor Equipment . — 14,911,788 — 14,911,788
Technology Hardware, Storage & Peripherals . — 25,070,668 — 25,070,668
Textiles, Apparel & Luxury Goods .......... — 18,323,149 — 18,323,149
5. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual International Value Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Trading Companies & Distributors .......... $ 19,768,549 $ — $ — $ 19,768,549
Short Term Investments ................... — 13,592,188 — 13,592,188
Total Investments in Securities ........... $45,723,606 $762,591,352
e
$— $808,314,958
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... 41,323,302 — — 41,323,302
Automobile Components ................. 18,451,337 30,009,820 — 48,461,157
Automobiles .......................... 28,040,631 — — 28,040,631
Banks ............................... 112,531,080 38,111,922 — 150,643,002
Beverages ........................... — 35,800,762 — 35,800,762
Building Products ...................... 33,555,341 — — 33,555,341
Chemicals ........................... 38,139,443 30,724,470 — 68,863,913
Communications Equipment .............. — — 41,197,041 41,197,041
Construction & Engineering ............... 27,989,699 — — 27,989,699
Consumer Staples Distribution & Retail ...... — 33,806,900 — 33,806,900
Containers & Packaging ................. 27,280,404 — — 27,280,404
Diversified Telecommunication Services ..... — 38,433,649 21,395,684 59,829,333
Electric Utilities ........................ 75,550,108 — — 75,550,108
Energy Equipment & Services ............. 85,329,584 — — 85,329,584
Entertainment ......................... 51,927,749 — — 51,927,749
Financial Services ...................... 78,368,082 — — 78,368,082
Food Products ........................ — 30,209,592 — 30,209,592
Health Care Equipment & Supplies ......... 43,820,327 — — 43,820,327
Health Care Providers & Services .......... 157,126,834 19,372,925 — 176,499,759
Household Products .................... — 44,750,201 — 44,750,201
Independent Power and Renewable Electricity
Producers ............................ 25,451,025 — — 25,451,025
Insurance ............................ 128,933,416 105,446,709 — 234,380,125
Media ............................... 47,198,380 — 38 47,198,418
Metals & Mining ....................... 41,332,610 37,894,763 — 79,227,373
Oil, Gas & Consumable Fuels ............. 52,864,900 49,140,076 — 102,004,976
Personal Care Products ................. 32,705,663 32,260,855 — 64,966,518
Pharmaceuticals ....................... 73,359,024 76,346,575 — 149,705,599
Professional Services ................... 44,253,216 — — 44,253,216
Real Estate Management & Development .... 18,575,223 — — 18,575,223
Semiconductors & Semiconductor Equipment . — 14,455,983 — 14,455,983
Software ............................. 15,994,675 — — 15,994,675
Technology Hardware, Storage & Peripherals . — 14,468,832 — 14,468,832
Textiles, Apparel & Luxury Goods .......... 27,060,001 21,069,109 — 48,129,110
Tobacco ............................. — 66,994,460 — 66,994,460
Trading Companies & Distributors .......... 40,807,113 — — 40,807,113
Wireless Telecommunication Services ....... 2,849,529 — — 2,849,529
Warrants :
Media ............................... — — 390,430 390,430
Wireless Telecommunication Services ....... 432,697 — — 432,697
Convertible Bonds ....................... — 5,067,675 — 5,067,675
Corporate Bonds ........................ — 139,898,819 — 139,898,819
Senior Floating Rate Interests ............... — 190,121,058 126,133,445 316,254,503
Companies in Liquidation .................. — — —
a
—
5. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities:
Short Term Investments ................... $ — $ 107,515,919 $ — $ 107,515,919
Total Investments in Securities ........... $1,371,251,393 $1,161,901,074
f
$189,116,638 $2,722,269,105
Other Financial Instruments:
Forward exchange contracts ............... $— $3,386,725 $— $3,386,725
Futures contracts ........................ 208,534 — — 208,534
Total Other Financial Instruments ......... $208,534 $3,386,725 $— $3,595,259
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 861,792 — 861,792
Options written .......................... $ 2,226,310 $ — $ — $ 2,226,310
Total Other Financial Instruments ......... $2,226,310 $861,792 $— $3,088,102
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... 161,940,262 — — 161,940,262
Automobiles .......................... 169,558,117 — — 169,558,117
Banks ............................... 546,281,331 — — 546,281,331
Building Products ...................... 170,765,292 — — 170,765,292
Capital Markets ........................ 121,104,929 — — 121,104,929
Construction & Engineering ............... 123,817,178 — — 123,817,178
Consumer Finance ..................... 148,427,697 — — 148,427,697
Containers & Packaging ................. 122,538,876 — — 122,538,876
Diversified Telecommunication Services ..... — — 27,989,288 27,989,288
Electric Utilities ........................ 88,358,196 — — 88,358,196
Electronic Equipment, Instruments &
Components .......................... 99,148,098 — — 99,148,098
Energy Equipment & Services ............. 146,206,059 — — 146,206,059
Entertainment ......................... 160,231,277 — — 160,231,277
Financial Services ...................... 453,705,187 — — 453,705,187
Food Products ........................ 173,271,514 — — 173,271,514
Health Care Equipment & Supplies ......... 304,589,253 — — 304,589,253
Health Care Providers & Services .......... 427,450,597 — — 427,450,597
Household Durables .................... 135,875,023 — — 135,875,023
Insurance ............................ 264,229,043 — — 264,229,043
Machinery ............................ 213,262,760 — — 213,262,760
Media ............................... 232,687,205 — — 232,687,205
Metals & Mining ....................... 57,385,372 86,203,424 — 143,588,796
Oil, Gas & Consumable Fuels ............. 359,271,659 140,464,927 — 499,736,586
Personal Care Products ................. 134,969,988 — — 134,969,988
Pharmaceuticals ....................... 315,976,791 160,709,192 — 476,685,983
Professional Services ................... 235,463,483 — — 235,463,483
Real Estate Management & Development .... 146,931,099 — — 146,931,099
Retail REITs .......................... 159,524,487 — — 159,524,487
Software ............................. 243,442,668 — — 243,442,668
Specialized REITs ...................... 74,094,669 — — 74,094,669
Textiles, Apparel & Luxury Goods .......... 107,211,122 — — 107,211,122
Tobacco ............................. — 124,964,281 — 124,964,281
Trading Companies & Distributors .......... 254,050,395 — — 254,050,395
5. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2024, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Wireless Telecommunication Services ....... $ 90,850,047 $ — $ — $ 90,850,047
Corporate Bonds ........................ — 63,546,873 — 63,546,873
Senior Floating Rate Interests ............... — 194,740,337 — 194,740,337
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 157,798,160 — 157,798,160
Total Investments in Securities ........... $6,442,619,674 $928,427,194
g
$27,989,288 $7,399,036,156
Other Financial Instruments:
Forward exchange contracts ............... $— $63,989 $— $63,989
Futures contracts ........................ 442,155 — — 442,155
Total Other Financial Instruments ......... $442,155 $63,989 $— $506,144
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $1,365,116,518, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
c
Includes foreign securities valued at $120,988,932, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $4,151,987,540, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
e
Includes foreign securities valued at $748,999,164, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $719,297,603, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $512,341,824, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Automobile Components $ 75,183 $ — $ (53,054) $ — $ — $ — $ (1,639,280) $ 1,617,151 $ — $ —
Communications
Equipment ....... 25,234,214 — — — — — — 15,962,827 41,197,041 15,962,827
Diversified
Telecommunication
Services ........ 21,666,778 — — — — — — (271,094) 21,395,684 (271,094)
Media ........... 34 — — — — — — 4 38 4
Specialty Retail ..... 93,178 — (268,664) — — — 268,664 (93,178) — —
Warrants :
Media ........... 309,776 — — — — — — 80,654 390,430 80,654
5. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2024, are as follows:
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund (continued)
Assets:
Investments in Securities:
Senior Floating Rate
Interests :
Communications
Equipment ....... $ 125,509,646 $ — $ — $ — $ — $ — $ — $ 623,799 $ 126,133,445 $ 623,799
Companies in Liquidation : —
b
— — — — — — — —
b
—
Total Investments in
Securities ............ $172,888,809 $— $(321,718) $— $— $— $(1,370,616) $17,920,163 $189,116,638 $16,396,190
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Communications Equipment. . . . . . . . $41,197,041 Market comparables Discount for lack of marketability
7.9% Decrease
EV/EBITDA multiple 7.5x Increase
EV/revenue multiple 2.0x Increase
Diversified Telecommunication Services 21,395,684 Market comparables Discount for lack of marketability
10.0% Decrease
EV/EBITDA multiple 4.2x Increase
Senior Floating Rate Interests:
Communications Equipment . . . . . . 126,133,445 Discounted cash flow Discount rate 9.5% - 10.0%
(9.9%)
Decrease
All Other Investments . . . . . . . . . 390,468
c,d
Total . . . . . . . . . . . . . . . . . . . . . . . $189,116,638
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
5. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
Counterparty
BOFA
Bank of America Corp.
HSBK
HSBC Bank plc
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Cu r rency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
TBD
To Be Determined
5. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.